Note 14 - Related Party Transactions	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

Note 14. Related Party Transactions

(in thousands)

The Company had, and may have in the future, banking transactions in the ordinary course of business with directors, significant shareholders, principal officers, their immediate families, and affiliated companies in which they are principal shareholders (commonly referred to as related parties). In management’s opinion, such loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties, and do not involve more than the normal risk of collectability at the time of the transaction.

Activity in related party loans is detailed in tabular form in Note 4 of the notes to the Financial Statements.

Deposits from related parties at December 31, 2022 and December 31, 2021 approximated $157,642 and $133,441, respectively.

The Company and its subsidiary have business dealings with companies owned by directors and beneficial shareholders of the Company. One director is a partner of the law firm that provides general counsel to the Company. Legal and other fees paid to this law firm for the years ended December 31, 2022, 2021, and 2020 were $49, $128, and $79, respectively. Additionally, one director is associated with a business which provides insurance to the Company in which the amounts paid for this service in 2022, 2021, and 2020 were $273, $280, and $229, respectively.